Voya SmallCap Opportunities Portfolio Investment Risks - Voya SmallCap Opportunities Portfolio	Dec. 31, 2025
Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company: The price of a company’s stock could decline or underperform for many reasons, including, among others, poor management, financial problems, reduced demand for the company’s goods or services, regulatory fines and judgments, or business challenges. If a company is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, its stock could become worthless.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
Environmental Social and Governance Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Environmental, Social, and Governance (Equity): The Sub-Adviser’s consideration of ESG factors in selecting investments for the Portfolio is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub-Adviser’s assessment of ESG factors in respect of a company may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Portfolio’s assets that will be invested in companies that the Sub-Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in companies that compare favorably to other companies on the basis of ESG factors. It is possible that the Portfolio will have less exposure to certain companies due to the Sub-Adviser’s assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, when available, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
Focused Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focused Investing: To the extent that the Portfolio invests a substantial portion of its assets in securities of a particular industry, sector, market segment, or geographic area, the Portfolio may be more sensitive to financial, economic, business, political, regulatory, and other developments and conditions, including natural or other disasters, affecting issuers in a particular industry, sector, market segment, or geographic area in which the Portfolio focuses its investments, and if securities of such industry, sector, market segment, or geographic area fall out of favor, the Portfolio could underperform, or be more volatile than, a fund that has greater diversification.
Health Care Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Health Care Sector: Investments in companies involved in the health care sector are strongly affected by worldwide scientific or technological developments. Products sold by companies in the health care sector may rapidly become obsolete and are also often dependent on access to resources and the company’s ability to receive patents from regulatory agencies. Many health care companies also are subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in health care companies include the risk that the economic prospects, and the share prices, of such companies can fluctuate dramatically.
Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Industrials Sector: Companies involved in the industrials sector include those whose businesses are dominated by one of the following activities: the manufacture and distribution of capital goods, including aerospace and defense, construction, engineering and building products, electrical equipment, and industrial machinery; the provision of commercial services and supplies, including printing, employment, environmental, and office services; and the provision of transportation services, including airlines, couriers, marine, road and rail, and transportation infrastructure. Companies involved in the industrials sector are affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability, and general economic conditions, among other factors.
Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Technology Sector: Investments in companies involved in the technology sector are subject to significant competitive pressures, such as aggressive pricing of products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands, and the potential for limited earnings and/or falling profit margins. The failure of a company to adapt to such changes could have a material adverse effect on the company’s business, results of operations, and financial condition. These companies also face the risks that new services, equipment, or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the values of their securities. Many companies involved in the technology sector have limited operating histories, and prices of these companies’ securities historically have been more volatile than those of many other companies’ securities, especially over the short term.
Foreign Non US Investments Developing and Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign (Non-U.S.) Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign (non-U.S.) investment risks may be greater in developing and emerging markets than in developed markets.
Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Growth Investing: Prices of growth-oriented stocks are more sensitive to investor perceptions of the issuer’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth-oriented stocks tend to be more volatile than value-oriented stocks, and may underperform the market as a whole over any given time period.
Investment Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Model: The Sub-Adviser’s proprietary investment model may not adequately take into account existing or unforeseen market factors or the interaction among such factors, including changes in how such factors interact, and there is no guarantee that the use of a proprietary investment model will result in effective investment decisions for the Portfolio.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the prices at which it sells illiquid securities will be less than the prices at which they were valued when held by the Portfolio, which could cause the Portfolio to lose money. The prices of illiquid securities may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress or due to geopolitical events such as sanctions, trading halts, or wars. In addition, markets or securities may become illiquid quickly.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs, and impair the ability of the Portfolio to achieve its investment objectives.
Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Disruption and Geopolitical: The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Military action by Russia in Ukraine, the prolonged conflict between Hamas and Israel, the Iranian conflict that commenced in February 2026, and political upheaval in Venezuela have resulted, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production or transportation, including through key shipping routes, any of which could adversely affect the value of the Portfolio's investments, including beyond the Portfolio's direct exposure to issuers in the affected regions. The escalation or expansion of hostilities including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions, and resulting market disruptions are impossible to predict but could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Portfolio’s investments. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio’s service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to the Portfolio. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of the Portfolio. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.
Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies: The main risk of investing in other investment companies, including ETFs, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Portfolio’s expenses. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an ETF’s shares, which could cause a material decline in the ETF’s net asset value.
Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover: A high portfolio turnover rate may increase transaction costs, which may lower the Portfolio’s performance and may increase the likelihood of capital gains distributions.
Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities Lending: Securities lending involves two primary risks: “ investment risk ” and “ borrower default risk. ” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
Small Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of small-capitalization companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volumes typically seen on national securities exchanges.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.